Document and Entity Information	Aug. 31, 2020
Cover [Abstract]
Security Exchange Name	NONE
Amendment Flag	false
Entity Central Index Key	0001525773
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	INTELSAT S.A.
Entity Incorporation, State or Country Code	N4
Entity File Number	001-35878
Entity Tax Identification Number	98-1009418
Entity Address, Address Line One	4 rue Albert Borschette
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Address, Postal Zip Code	L-1246
Country Region	+352
City Area Code	27-84
Local Phone Number	1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, nominal value $0.01 per share
Trading Symbol	INTEQ
Entity Emerging Growth Company	false